SCHEDULE OF DEFERRED TAXES (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Share issuance costs	$ 728,000	$ 30,000
Non-capital losses	7,043,000	3,656,000	2,439,000
Property and equipment	449,000	457,000	581,000
Capital gain reserve	74,000
Scientific Research and Experimental Development	291,000	57,000	49,000
Total deferred income tax assets	8,585,000	4,200,000	3,069,000
Deferred income tax not recognized	(8,585,000)	(4,200,000)	(3,069,000)
Net deferred tax assets